Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0001840856
Registrant Name	SOUNDHOUND AI, INC.
Registration File Number	333-273393
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES